INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2022
Income taxes paid (refund) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2022	2021	2020
Net loss before tax and comprehensive loss	(2,667,798)	(4,944,231)	$(2,924,236)
Combined statutory tax rate	19% to 27%	19% to 29.7%	27.00%
Expected income tax (recovery)	$(720,000)	$(1,278,990)	$(789,544)
Permanent differences	138,000	310,228	-
Non-deductible items and others	1,618,000	19,811	44,866
Change in deferred tax assets not recognized	(1,036,000)	948,951	744,678
Income tax expense (recovery)	$-	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	2022	2021
Non-capital losses	$1,657,000	$2,641,159
Capital losses	21,000	21,062
Equipment	-	1,511
Share issuance costs	48,000	29,036
Intangible assets	-	397,156
Others	-	13,498
Net deferred tax assets	$1,726,000	$3,103,422

Disclosure of non-capital loss carryforwards [Table Text Block]
Expiry	2022
2038	675,203
2039	2,350,798
2040	2,443,638
2041	3,591,486
2042	1,910,598
TOTAL	$10,971,723